Income Taxes (Income Tax Expense By Jurisdiction) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current tax expense:
Current tax expense total	$ (536)	$ 12,042	$ 1,680
Deferred tax expense (benefit):
Deferred tax expense (benefit) total	6,195	(8,180)	2,562
Income Tax Expense (Benefit), Total	5,659	3,862	4,242
IRELAND [Member]
Current tax expense:
Current tax expense total	400	10,201	95
Deferred tax expense (benefit):
Deferred tax expense (benefit) total	3,470	(10,118)	1,639
FRANCE [Member]
Current tax expense:
Current tax expense total	20	32	25
Deferred tax expense (benefit):
Deferred tax expense (benefit) total	(13)	(2)	6
LUXEMBOURG [Member]
Current tax expense:
Current tax expense total	175	26
AUSTRALIA [Member]
Deferred tax expense (benefit):
Deferred tax expense (benefit) total	2,738	2,101	731
UNITED STATES [Member]
Current tax expense:
Current tax expense total	(1,131)	1,783	1,560
Deferred tax expense (benefit):
Deferred tax expense (benefit) total		$ (161)	$ 186